Reconciliation of Statutory Federal Income Tax Expense to Effective Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							4 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Reconciliations of the statutory federal income tax expense (benefit) to the effective tax expense (benefit)
Statutory federal income tax (benefit) expense												$ (7,540)	$ 2,494	$ (12,585)
Valuation allowance												10,539	229	11,901	13,900
State income tax benefit, net of federal benefit												(1,471)	(496)	(1,622)
Non-deductible expenses												69	143	170
Benefit of federal tax credits												(63)	(1,107)	(1,182)
Non-taxable gain on bargain purchase														(5,489)
ASC 740 adjustment														192
Other												(126)	32	(389)
Total income tax expense (benefit)	$ 378	$ 347	$ 339	$ 352	$ 305	$ 305	$ 318	$ 370	$ 367	$ 805	$ 722	$ 1,408	$ 1,295	$ (9,004)